Marketable Securities (Schedule of Investment Securities in an Unrealized Loss Position) (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Investments, Debt and Equity Securities [Abstract]
Unrealized Losses, Less than 12 months	$ (99)
Unrealized Losses, 12 months or more	(324)
Unrealized Losses, Total	(423)
Fair value, Less than 12 months	10,337
Fair value, 12 months or more	17,049
Fair value, Total	27,386
Unrealized Gains, Less than 12 months	0
Unrealized Gains, 12 months or more	5
Unrealized Gains, Total	5
Fair value, Less than 12 months	0
Fair value, 12 months or more	2,309
Fair value, Total	$ 2,309